Interests in Other Entities	12 Months Ended
Jun. 30, 2023
Interests in Other Entities [Abstract]
Interests in other entities

Note 10. Interests in other entities

(a) Material subsidiaries

The Company’s subsidiaries at 30 June 2023 are set out below. Unless otherwise stated, they have share capital consisting solely of ordinary shares that are held directly by the Company, and the proportion of ownership interests held equals the voting rights held by the Company. The country of incorporation or registration is also their principal place of business.

		Percentage of Ownership
	Country of Incorporation	30 June 2023	30 June 2022

Parent Entity:
Immuron Limited	Australia	—	—

Subsidiaries of Immuron Limited:
Immuron Inc.	USA	100%	100%
Anadis EPS Pty Ltd	Australia	100%	100%
IMC Canada Ltd.	Canada	100%	100%

(b) Interests in associates

Immuron acquired 17.5% interest in Ateria Health Limited (Ateria) on 25 November 2022 with cash consideration, which remains unchanged at 30 June 2023. Ateria is a U.K. based company that has developed ground-breaking product for the treatment of irritable bowel syndrome (IBS). The strategic investment advances Immuron’s objective to enter the broader IBS market with leading products and strengthen the distribution of Immuron’s Travelan® products through B2C online platforms and pharmacy and retail channels (B2B) in target markets. Ateria has the same financial year end date of 30 June as that of Immuron.

As part of the strategic investment Immuron has been offered one Ateria board seat and the group has nominated a representative executive to the Board on 25 November 2022. Immuron is also entitled to a second representative director upon exercise of the 735,000 share options, expiring on 31 July 2023, which Immuron subsequently elected not to exercise. The Ateria board is comprised of six seats since 25 November 2022, which remains unchanged at 30 June 2023.

At 30 June 2023, the allocation of purchase price to acquired net assets is final. Immuron’s interest in Ateria remains 17.5%.The group’s interest in Ateria is accounted for using the equity method in the financial statements.

25 November 2022
A$
Reconciliation of purchase price

Fair value of Ateria share options	731,844
Fair value of Ateria contingent consideration receivable	1,514,613
Investments accounted for using the equity method	404,117
Consideration paid	2,650,574

(i) Summarised financial information for associates

From 25 November 2022 to 30 June 2023
A$
Summarised statement of comprehensive income

Revenue from contracts with customers	124,098
Cost of sales of goods	(21,412)
Gross profit	102,686

Other (losses)/gains – net	(43,023)
General and administrative expenses	(907,530)
Research and development expenses	(221,597)
Selling and marketing expenses	(785,594)

Operating loss	(1,855,058)
Finance costs - net	1,686
Loss before income tax	(1,853,372)
Income tax expense	-
Loss after income tax	(1,853,372)

The group’s share of loss for the period - 17.5%	(324,340)

30 June 2023
A$
Reconciliation of the consolidated entity’s carrying amount

Opening carrying amount	-
Investment in Ateria Health Limited	404,117
Acquisition of shares	79,289
Share of loss after income tax	(324,340)
159,066